SHORT-TERM BANK DEPOSITS	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK DEPOSITS [Abstract]
SHORT-TERM BANK DEPOSITS

NOTE 5:- SHORT-TERM BANK DEPOSIT

As of December 31, 2012 and 2011, the Company's bank deposits are as follows:

December 31, 2012
Amount	Maturity date	Annual interest

$18	January 27, 2013	1.73%
112	December 2, 2013	0.2%

$130

December 31, 2011
Amount	Maturity date	Annual interest

$112	December 5, 2012	0.6%